Reporting Entity	12 Months Ended
Mar. 31, 2025
Reporting Entity [Abstract]
Reporting Entity	Reporting Entity
Coincheck Group N.V. (“Coincheck Parent”) is a Dutch public limited liability company (naamloze vennootschap)
which was originally formed by Monex Group, Inc. (“Monex”) as Coincheck Group B.V., a Dutch private limited liability company (besloten vennootschap met beperkte aansprakelijkheid) to become a holding company of
Coincheck, Inc., a Japanese joint stock company (kabushiki kaisha) (“Coincheck”). Coincheck Parent was formed by Monex to facilitate the public listing and additional capitalization of Coincheck and converted immediately prior to the Reverse Recapitalization (as further described in Note 6 (1), the “Reverse Recapitalization”) into a Dutch public limited liability company (naamloze vennootschap) and was renamed Coincheck Group N.V. The consolidated financial statements consist of Coincheck Parent and its subsidiaries (together referred to as the
“Company.”) The Company primarily engages in providing end-to-end crypto asset exchange services by offering its customers multi-cryptocurrency marketplace and exchange platforms (the “Marketplace platform” and the
“Exchange platform,” respectively) with a deep pool of liquidity for trading crypto assets through its user-friendly applications.
Coincheck Parent became publicly traded on Nasdaq on December 11, 2024 as a result of the business combination among Thunder Bridge Capital Partners IV, Inc., a Delaware corporation (“Thunder Bridge”), Coincheck Parent,
M1 Co G.K. (“M1 GK”), a Japanese limited liability company (godo kaisha) and a wholly owned subsidiary of
Coincheck Parent, Coincheck Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of Coincheck Parent, and Coincheck (the “Business Combination”) pursuant to the Business Combination
Agreement, dated as of March 22, 2022, as amended from time to time, by and among such parties (the “Business
Combination Agreement”). The Reverse Recapitalization (see Note 6 (1) “Reverse Recapitalization”) was
effectuated in the following steps:
•On December 10, 2024, Coincheck and Coincheck Parent caused M1 GK to implement a share exchange
(kabushiki koukan) under and in accordance with the applicable provisions of the Companies Act of Japan, pursuant to which the ordinary shares of Coincheck were exchanged for ordinary shares of Coincheck
Parent (“Ordinary Shares”) (the “Share Exchange”).
•The effect of the Share Exchange was that, among other things, Coincheck shareholders became holders of the Ordinary Shares, and Coincheck became a direct, wholly owned subsidiary of M1 GK and an indirect wholly-owned subsidiary of Coincheck Parent.
•Following the Share Exchange, Merger Sub was merged with and into Thunder Bridge (the “Merger”), following which the separate corporate existence of Merger Sub ceased and Thunder Bridge continued as the surviving corporation and became a wholly-owned subsidiary of Coincheck Parent.
•As a result of the Merger: (a) each Thunder Bridge common share issued and outstanding immediately prior to the Merger was exchanged for the right to receive one Ordinary Share; and (b) each Thunder
Bridge warrant that was outstanding immediately prior to the Merger (a “Thunder Bridge Warrant”) was automatically and irrevocably modified, pursuant to and in accordance with the Warrant Agreement, dated
June 29, 2021, by and among Thunder Bridge and Continental Stock Transfer & Trust Company, as
amended by the Warrant Assumption and Amendment Agreement, dated as of December 10, 2024, by and among Thunder Bridge, Coincheck Parent and Continental Stock Transfer & Trust Company (the “Warrant
Agreement”), to provide that, in lieu of the amount of Thunder Bridge common shares that a holder of a
Thunder Bridge Warrant would have been entitled to acquire if the Thunder Bridge Warrant was exercised prior to the Merger, the holder thereof was now entitled to acquire the same amount of  Ordinary Shares.
The transaction was unanimously approved by Thunder Bridge’s Board of Directors and was approved at the special meeting of Thunder Bridge’s stockholders held on December 5, 2024 (the “Special Meeting”). Thunder Bridge’s
stockholders also voted to approve all other proposals presented at the Special Meeting. As a result of the Business
Combination, Thunder Bridge, M1 GK and Coincheck became wholly-owned subsidiaries of Coincheck Parent. On
December 11, 2024, Ordinary Shares and public warrants of Coincheck Parent commenced trading on the Nasdaq
Stock Market (“Nasdaq”) under the symbols “CNCK” and “CNCKW,” respectively.
As described in Note 6 (1) “Reverse Recapitalization,” the Reverse Recapitalization has been accounted for with
Thunder Bridge being identified as the “acquired” entity for financial reporting purposes. Accordingly, the Reverse
Recapitalization has been accounted for as the equivalent of Coincheck issuing shares for the net assets of Thunder
Bridge, accompanied by a recapitalization. Therefore, these consolidated financial statements have been presented as a continuation of Coincheck. Accordingly, the prior-year figures as of March 31, 2024, and the year ended
March 31, 2024, represent the results of Coincheck, including the effects of the recast of the share capital and earnings per share calculations.
On January 31, 2025, Thunder Bridge changed its name to CCG Administrative Services, Inc. (“CCG AS”)
Next Finance Tech Co., Ltd and its subsidiaries (“Next Finance”) were acquired by the Company in March 2025.
See Note 6 (2) “Acquisition of Next Finance.”